Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY
15.	Shareholders’ equity

Ordinary shares

Majestic Ideal was incorporated in Cayman Islands on November 3, 2021. The authorized number of ordinary shares is 500,000,000 shares with a par value of US$0.0001 per ordinary share.

On November 23, 2021, we effected a forward stock split of all issued and outstanding shares of 100 shares at a ratio of 112,500:1.

On July 3, 2023, we effected a share split at a ratio of 1-to-1.6. As a result of the share split, we had 800,000,000 authorized ordinary shares with a par value of US$0.0000625 per ordinary share and 18,000,000 ordinary shares issued and outstanding. The shares and per share data were presented on a retroactive basis to reflect the Company’s share split.

On July 22, 2025, we closed an IPO by issuing 2,500,000 ordinary shares, par value $0.0000625 per share at a price of $6 per share.

As of September 30, 2025, the total issued and outstanding shares of the Company is 20,500,000 shares.

Restricted assets

Our ability to pay dividends is primarily dependent on us receiving distributions of funds from our subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by New Brand only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of New Brand.

New Brand is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, New Brand may allocate a portion of their after- tax profits based on PRC accounting standards to enterprise expansion fund, staff bonus and welfare fund and a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, New Brand is restricted in their ability to transfer their assets to us. Foreign exchange and other regulation in the PRC may further restrict New Brand from transferring funds to us in the form of dividends, loans and advances. As of September 30, 2024 and 2025, amounts restricted are the paid-in-capital and statutory reserve of New Brand, which amounted to RMB9,679,428 and RMB9,679,428 (US$1,356,661), respectively.

Statutory reserve

During the years ended September 30, 2023, 2024 and 2025, New Brand attributed RMB430,870, RMB39,659 and RMB nil of retained earnings for their statutory reserves, respectively.

Capital contributions

During the year ended September 30, 2023, 2024 and 2025, Multi Ridge contributed nil, nil and nil to New Brand.

Dividend distributions

During the year ended September 30, 2023, 2024 and 2025, Multi Ridge distributed RMB9,603,730, RMB314,227 and RMB nil to its shareholders, respectively.